DIVIDENDS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
DIVIDENDS
Amount of dividend declared	$ 0	$ 0	$ 0
Amount of dividend paid	$ 0	$ 0	$ 0